Contractual Amounts With Regard to Undrawn Commitments (Detail) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	¥ 52,974		¥ 50,901
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	52,438	[1]	50,436	[1]
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	¥ 536		¥ 465

[1]	Commitments to extend credit include commitments to invest in securities.